Statements of Stockholders' Equity - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Ampio Stock Subscription [Member]	Accumulated Deficit [Member]
Balance at Jun. 30, 2014	$ 5,369,407	$ 66	$ 16,027,278	$ 0	$ (10,657,937)
Balance (in shares) at Jun. 30, 2014		658,452
Ampio stock subscription payment	0	$ 18	9,999,982	(10,000,000)	0
Ampio stock subscription payment (in shares)		180,371
Issurance of common stock to Ampio in exchange for Aytu debt	12,000,000	$ 22	11,999,978	0	0
Issurance of common stock to Ampio in exchange for Aytu debt (in shares)		216,445
Ampio stock subscription payment	5,000,000	$ 0	0	5,000,000	0
Issuance of warrants related to the convertible promissory notes	0
Liabilities paid pursuant to the merger	(20,013)	0	(20,013)	0	0
Luoxis options paid-out pursuant to the merger	(27,476)	0	(27,476)	0	0
Reverse merger	0	$ 13	(13)	0	0
Reverse merger (in shares)		133,039
Stock-based compensation	1,017,938	$ 0	1,017,938	0	0
Net loss	(7,723,404)	0	0	0	(7,723,404)
Balance at Jun. 30, 2015	15,616,452	$ 119	38,997,674	(5,000,000)	(18,381,341)
Balance (in shares) at Jun. 30, 2015		1,188,307
Issuance of common stock, net of $997,865 in cash issuance costs	4,237,874	$ 156	4,237,718	0	0
Issuance of common stock, net of $997,865 in cash issuance costs (in shares)		1,562,500
Warrants issued in connection with equity financing	2,059,895	$ 0	2,059,895	0	0
Warrants issued in connection with equity financing to the placement agents for the over-allotment option	20,493	0	20,493	0	0
Ampio stock subscription payment	5,000,000	0	0	5,000,000	0
Stock subscription	200,000	$ 3	199,997	0	0
Stock subscription (in shares)		25,641
Conversion of convertible promissory notes and interest to common stock, net of $29,754 conversion costs	10,090,849	$ 96	10,090,753	0	0
Conversion of convertible promissory notes and interest to common stock, net of $29,754 conversion costs (in shares)		962,150
Issuance of warrants related to the convertible promissory notes	136,828	$ 0	136,828	0	0
Adjustment for rounding of shares due to stock split	0	$ 0	0	0	0
Adjustment for rounding of shares due to stock split (in shares)		3,346
Stock-based compensation	902,946	$ 0	902,946	0	0
Net loss	(28,180,084)	0	0	0	(28,180,084)
Balance at Jun. 30, 2016	10,085,253	$ 374	56,646,304	$ 0	(46,561,425)
Balance (in shares) at Jun. 30, 2016		3,741,944
Lincoln Park Capital stock issuance, net of $24,247 in issuance costs	607,234	$ 23	607,211		0
Lincoln Park Capital stock issuance, net of $24,247 in issuance costs (in shares)		226,190
Issuance of restricted stock	156,814	$ 100	156,714		0
Issuance of restricted stock (in shares)		1,000,000
Common stock issued to executives	509,996	$ 14	509,982		0
Common stock issued to executives (in shares)		142,457
Issuance of warrants to initial investors	596,434	$ 0	596,434		0
Issuance of common stock, net of $997,865 in cash issuance costs	3,671,581	$ 574	3,671,007
Issuance of common stock, net of $997,865 in cash issuance costs (in shares)		5,734,975
Warrants issued in connection with equity financing	3,470,646	$ 0	3,470,646		0
Warrants issued in connection with equity financing to the placement agents for the over-allotment option	172,629	0	172,629		0
Warrants issued in connection with equity financing to the placement agents, non-cash issuance costs	292,630	0	292,630		0
Stock-based compensation	1,425,133	0	1,425,133		0
Net loss	(10,541,576)	0	0		(10,541,576)
Balance at Dec. 31, 2016	$ 10,446,774	$ 1,085	$ 67,548,690		$ (57,103,001)
Balance (in shares) at Dec. 31, 2016		10,845,566